Right-of-use assets and associated liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Right of use and associated liabilities [Abstract]
Disclosure of quantitative information about right-of-use assets [text block]

MOVEMENTS (Million euro)	LAND	BUILDINGS	VEHICLES	PLANT AND MACHINERY	OFFICE EQUIPMENT AND OTHER	TOTAL
BALANCE AT 12/31/2023	12	83	63	33	5	196
Additions	26	25	61	27	4	143
Disposals	—	(7)	(4)	(6)	—	(17)
Transfers and other	—	1	1	4	(1)	5
Depreciation/amortization	(4)	(24)	(41)	(20)	(4)	(93)
Scope changes	(3)	—	—	—	—	(3)
Foreign exchange effect	1	2	3	1	—	7
BALANCE AT 12/31/2024	32	80	83	39	4	238
Additions	17	18	67	81	7	190
Disposals	(1)	—	(3)	(16)	—	(20)
Transfers and other	—	2	3	12	(2)	15
Depreciation/amortization	(4)	(23)	(43)	(27)	(5)	(102)
Scope changes	—	(1)	(3)	(4)	—	(8)
Foreign exchange effect	(3)	(3)	(7)	(4)	—	(17)
BALANCE AT 12/31/2025	41	73	97	81	4	296

Disclosure of movements in lease liabilities [Text Block]

LEASE LIABILITIES
BALANCE AT 12/31/2023	200
Additions under new leases	143
Associated financial expenses	12
Payments	(104)
Foreign exchange effect	7
Consolidation scope changes and other	(13)
BALANCE AT 12/31/2024	245
Additions under new leases	185
Associated financial expenses	16
Payments	(121)
Foreign exchange effect	(16)
Consolidation scope changes and other	(4)
BALANCE AT 12/31/2025	305
Short-term lease liabilities 2025	86
Long-term lease liabilities 2025	219

Disclosure of maturity analysis of operating lease payments [text block]

	2026	2027	2028	2029	2030	2031 and beyond	TOTAL
Corporation	3	4	4	4	4	6	25
Construction	80	55	35	23	19	32	244
Highways	1	—	—	—	—	—	1
Other	2	3	—	—	—	30	35
TOTAL LEASE LIABILITIES	86	62	39	27	23	68	305